As filed with the Securities and Exchange Commission on October 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2012 – August 31, 2013

ITEM 1. REPORT TO STOCKHOLDERS.

Annual Report

August 31, 2013

Dividend Plus+ Income Fund

Managed By MAI Wealth Advisors, LLC

TABLE OF CONTENTS

A Message to Our Shareholders	1
Performance Chart and Analysis (Unaudited)	2
Schedule of Investments	3
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	14
Report of Independent Registered Public Accounting Firm	18
Additional Information (Unaudited)	19

IMPORTANT INFORMATION

The views expressed in this report are those of the Dividend Plus+ Income Fund’s (the “Fund”) managers as of August 31, 2013, and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

An investment in the Fund is subject to risk, including the possible loss of principal amount invested. The Fund may invest in securities issued by smaller and medium-sized companies, which typically involves greater risk than investing in larger, more established companies. Selling call options risk occurs if the Fund is required to sell an underlying security and forego gains if the price exceeds the exercise price before expiration date. Selling put options risk is that the Fund will incur a loss from the sale of the option and the security’s current market value if selling put options of an underlying security at a market price below the exercise price. ADRs (American Depositary Receipt) may be subject to international trade, currency, political, regulatory and diplomatic risks. Option risks include, but are not limited to, the possibility of an imperfect correlation between the movement in the options’ prices and that of the securities/indices hedged (or used for cover), which may render a given hedge unable to achieve its objective; possible loss of the premium paid for options; and potential inability to benefit from the appreciation of an underlying security above the exercise price. The Fund is also subject to other risks, such as fixed-income securities risk, which are detailed in the Fund’s prospectus.

A put is an option contract giving the owner the right, but not the obligation, to sell a specified amount of an underlying asset at a set price within a specified time. A cash secured put is a put for which the writer deposits an amount of cash equal to the option’s exercise price. A call is an option contract giving the owner the right (but not the obligation) to buy a specified amount of an underlying security at a specified price within a specified time. A covered call is an options strategy whereby an investor holds a (long) position in an asset and writes (sells) call options on that same asset in an effort to, potentially, generate increased income from the asset. A call option is out-of-the-money if the stock price is below its strike price and a put option is out-of-the-money if the stock price is above its strike price. The spread to strike price is the difference between the current price of the security and the strike price. Strike price is the price at which a specific options contract can be exercised. Beta is a measure of a fund’s sensitivity to market movements. A portfolio with a beta greater than 1 is more volatile than the market, and a portfolio with a beta less than 1 is less volatile than the market. Premium realized through the sale of options is not distributable as quarterly income.

DIVIDEND PLUS+ INCOME FUND A MESSAGE TO OUR SHAREHOLDERS AUGUST 31, 2013

Dear Shareholder,

Over the past fiscal year ended August 31, 2013, the Dividend Plus+ Income Fund’s (the “Fund”) Institutional class returned 4.81%. Over the same period, the S&P 500® Index (the “S&P 500”) gained 18.70% and hit a record high. During the Fund’s fiscal year, the yield for 10 year bonds issued by the U.S. Treasury began the period at 1.55% and ended at 2.78%, while averaging 1.99%.

The Chicago Board Options Exchange Market Volatility Index (VIX) is a gauge of the implied volatility of the S&P 500 options over the next 30 day period. Traditionally, a number above 20 is a level which indicates that investors are betting on future volatility. Changes in volatility significantly impact option premium therefore it is worth noting that over the past fiscal year, volatility was at the lowest levels since before the sub prime crisis emerged in 2007.

Average daily closing value of the VIX Index for the twelve months ending August 31:

2013	2012	2011	2010	2009	2008	2007
14.9	22.8	20.4	23.7	40.9	22.8	14.0
                             Source: FactSet

A year ago we highlighted the quandary facing investors; equity markets and Treasury prices were near all time highs and a pullback in either was not out of the question. The trend in domestic equity prices has remained strong. However, discussion by the Federal Reserve of tapering its Quantitative Easing policies led to a dislocation in the fixed income and international equity markets. A subsequent deferral of the tapering has led to an easing in yields; however, policymakers have forecast that this is temporary, leaving fixed income investors with a fresh example of the rate risk they face.

Over market cycles, we believe our strategy will generate returns that compare well to long-term stock returns; in the strong bull market experienced over the past year; however, it has lagged considerably. The Fund once again achieved its annual targets for option premium income and dividend income. During the year we experienced abnormal levels of divergence in the returns of our underlying equities which had a negative impact on performance. Finally, the weakness in foreign currency was a drag on the performance of several of our multi-national companies.

Despite the muted performance relative to equity markets, we believe our ability to capture a distinct source of return in a risk managed approach explains why the Dividend Plus+ strategy continues to attract attention from investors. The Fund invests about 50% of its assets in a portfolio of companies that we believe have demonstrated the ability and commitment to pay growing dividends. The multiple sources of potential return, especially option premium and dividends as described in our Prospectus, are intended to partially decouple the Fund's performance from the equity market, providing an alternative investment opportunity.

We thank you for your support and we believe the Fund will continue to attract additional shareholders that share our mindset.

Sincerely,

Seth E. Shalov	Arthur G. Merriman III, CFA	Walter J. Henry	Richard J. Buoncore

1

DIVIDEND PLUS+ INCOME FUND PERFORMANCE CHART AND ANALYSIS (Unaudited) AUGUST 31, 2013

The following chart reflects the change in the value of a hypothetical $50,000 investment in Institutional Class, including reinvested dividends and distributions, in the Dividend Plus+ Income Fund (the “Fund”) compared with the performance of the benchmark, the S&P 500 Index ("S&P 500"), since inception. The S&P 500 is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The total return of the S&P 500 includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the S&P 500 does not include expenses. The Fund is professionally managed while the S&P 500 is unmanaged and is not available for investment.

Comparison of Change in Value of a $50,000 Investment
Dividend Plus+ Income Fund – Institutional Class vs. S&P 500 Index

Average Annual Total Returns		Since
Periods Ended August 31, 2013	One Year	Inception*
Dividend Plus+ Income Fund — Institutional Class	4.81%	6.41%
Dividend Plus+ Income Fund — Investor Class	4.58%	5.86%
S&P 500 Index (since 09/23/10)	18.70%	16.00%

*Institutional Class and Investor Class commenced operations on September 23, 2010, and December 2, 2010, respectively.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (877) 414-7884. As stated in the Fund's prospectus, the annual operating expense ratios (gross) for Institutional Class and Investor Class are 1.62% and 2.21%, respectively. However, the Fund's adviser has agreed to contractually reduce a portion of its fees and to reimburse expenses such that total operating expenses do not exceed 0.99% and 1.24% for Institutional Class and Investor Class, respectively through at least January 1, 2014. During the period, certain fees were waived and/or expenses reimbursed, otherwise returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

2

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF INVESTMENTS AUGUST 31, 2013

Shares	Security Description	Value

Common Stock - 45.4%
Communications - 2.1%
47,300	Vodafone Group PLC, ADR (a)(b)	$1,530,155

Consumer Discretionary - 1.8%
17,600	The Home Depot, Inc. (a)(b)	1,311,024

Consumer Staples - 6.0%
29,200	Archer-Daniels-Midland Co. (a)(b)	1,028,132
8,000	Diageo PLC, ADR (a)(b)	981,440
14,300	Philip Morris International, Inc. (a)(b)	1,193,192
24,500	Walgreen Co. (a)(b)	1,177,715
		4,380,479
Energy - 8.0%
9,500	Chevron Corp. (a)(b)	1,144,085
31,100	Kinder Morgan, Inc. (a)(b)	1,179,623
18,000	Royal Dutch Shell PLC, ADR (a)(b)	1,162,620
11,800	Schlumberger, Ltd. (a)(b)	955,092
38,300	The Williams Cos., Inc. (a)(b)	1,387,992
		5,829,412
Financials - 9.8%
13,900	ACE, Ltd. (a)(b)	1,219,308
23,000	JPMorgan Chase & Co. (a)(b)	1,162,190
33,800	Lazard, Ltd., Class A (a)(b)	1,197,196
118,200	NorthStar Realty Finance Corp. REIT (a)(b)	1,035,432
15,900	The Chubb Corp. (a)(b)	1,322,403
28,540	Wells Fargo & Co. (a)(b)	1,172,423
		7,108,952
Health Care - 8.1%
35,400	Abbott Laboratories (a)(b)	1,179,882
29,600	AbbVie, Inc. (a)(b)	1,261,256
24,200	GlaxoSmithKline PLC, ADR (a)(b)	1,231,538
13,200	Johnson & Johnson (a)(b)	1,140,612
20,900	Medtronic, Inc. (a)(b)	1,081,575
		5,894,863

Industrials - 4.7%
52,100	General Electric Co. (a)(b)	1,205,594
13,100	Honeywell International, Inc. (a)(b)	1,042,367
11,200	The Boeing Co. (a)(b)	1,163,904
		3,411,865
Information Technology - 3.1%
5,900	International Business Machines Corp. (a)(b)	1,075,393
17,400	QUALCOMM, Inc. (a)(b)	1,153,272
		2,228,665
Materials - 1.8%
21,800	Newmont Mining Corp. (a)(b)	692,586
22,000	Potash Corp. of Saskatchewan, Inc. (a)(b)	652,080
		1,344,666
Total Common Stock (Cost $33,698,797)	33,040,081

Money Market Fund - 46.1%
33,600,718	Fidelity Institutional Cash Money Market Fund, 0.05% (c) (Cost $33,600,718)	33,600,718

Total Investments - 91.5% (Cost $67,299,515)*	$66,640,799
Total Written Options - (0.7)% (Premiums Received $(521,731))*	(527,664)
Other Assets & Liabilities, Net – 9.2%	6,698,846
Net Assets – 100.0%	$72,811,981

See Notes to Financial Statements.	3

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN AUGUST 31, 2013

Contracts	Security Description	Strike Price	Exp. Date	Value

Written Options - (0.7)%
Call Options Written - (0.3)%
(43)	Abbott Laboratories	$38.00	09/13	$(43)
(67)	Abbott Laboratories	37.00	09/13	(67)
(34)	Abbott Laboratories	36.00	09/13	(102)
(45)	Abbott Laboratories	37.00	10/13	(270)
(34)	Abbott Laboratories	35.00	10/13	(1,122)
(22)	AbbVie, Inc.	50.00	09/13	(22)
(37)	AbbVie, Inc.	47.50	09/13	(185)
(23)	AbbVie, Inc.	45.00	09/13	(345)
(15)	AbbVie, Inc.	42.50	09/13	(1,200)
(23)	AbbVie, Inc.	47.50	10/13	(230)
(57)	AbbVie, Inc.	45.00	10/13	(2,565)
(17)	ACE, Ltd.	100.00	09/13	(17)
(23)	ACE, Ltd.	92.50	09/13	(345)
(18)	ACE, Ltd.	90.00	09/13	(945)
(18)	ACE, Ltd.	92.50	10/13	(810)
(87)	Archer-Daniels-Midland Co.	39.00	09/13	(870)
(104)	Archer-Daniels-Midland Co.	38.00	09/13	(1,560)
(23)	Archer-Daniels-Midland Co.	40.00	10/13	(391)
(23)	Archer-Daniels-Midland Co.	39.00	10/13	(632)
(23)	Archer-Daniels-Midland Co.	38.00	10/13	(1,081)
(25)	Chevron Corp.	130.00	09/13	(125)
(27)	Chevron Corp.	120.00	09/13	(5,508)
(16)	Chevron Corp.	125.00	10/13	(1,648)
(41)	Diageo PLC, ADR	130.00	09/13	(615)
(27)	Diageo PLC, ADR	135.00	10/13	(540)
(130)	General Electric Co.	26.00	09/13	(130)
(55)	General Electric Co.	25.00	09/13	(110)
(136)	General Electric Co.	25.00	10/13	(952)
(34)	General Electric Co.	24.00	10/13	(782)
(111)	GlaxoSmithKline PLC, ADR	52.50	09/13	(2,442)
(46)	GlaxoSmithKline PLC, ADR	52.50	10/13	(2,806)
(33)	Honeywell International, Inc.	87.50	09/13	(165)
(16)	Honeywell International, Inc.	82.50	09/13	(528)
(46)	Honeywell International, Inc.	85.00	10/13	(2,530)
(10)	International Business Machines Corp.	205.00	09/13	(50)
(11)	International Business Machines Corp.	200.00	09/13	(88)
(9)	International Business Machines Corp.	190.00	09/13	(405)
(11)	International Business Machines Corp.	200.00	10/13	(495)
(11)	International Business Machines Corp.	195.00	10/13	(1,221)
(22)	Johnson & Johnson	95.00	09/13	(66)
(48)	Johnson & Johnson	92.50	09/13	(288)
(25)	Johnson & Johnson	90.00	09/13	(525)
(16)	Johnson & Johnson	87.50	09/13	(1,248)
(16)	Johnson & Johnson	92.50	10/13	(480)
(15)	JPMorgan Chase & Co.	57.50	09/13	(75)
(40)	JPMorgan Chase & Co.	55.00	09/13	(360)
(23)	JPMorgan Chase & Co.	52.50	09/13	(805)
(17)	JPMorgan Chase & Co.	57.50	10/13	(170)
(34)	JPMorgan Chase & Co.	55.00	10/13	(918)
(16)	JPMorgan Chase & Co.	52.50	10/13	(1,216)
(22)	Kinder Morgan, Inc.	40.00	09/13	(220)
(46)	Kinder Morgan, Inc.	37.50	09/13	(4,002)
(16)	Kinder Morgan, Inc.	37.50	10/13	(2,000)
(68)	Lazard, Ltd., Class A	39.00	09/13	(68)
(56)	Lazard, Ltd., Class A	38.00	09/13	(56)
(77)	Lazard, Ltd., Class A	36.00	09/13	(4,812)
(22)	Lazard, Ltd., Class A	35.00	09/13	(2,640)
(34)	Lazard, Ltd., Class A	39.00	10/13	(850)
(92)	Medtronic, Inc.	57.50	09/13	(92)
(16)	Medtronic, Inc.	55.00	09/13	(96)
(18)	Medtronic, Inc.	52.50	09/13	(918)
(16)	Medtronic, Inc.	57.50	10/13	(80)
(16)	Medtronic, Inc.	55.00	10/13	(360)
(45)	Newmont Mining Corp.	36.00	09/13	(675)
(94)	Newmont Mining Corp.	35.00	09/13	(2,444)
(16)	Newmont Mining Corp.	34.00	09/13	(704)
(16)	Newmont Mining Corp.	33.00	09/13	(1,040)
(45)	Newmont Mining Corp.	38.00	10/13	(1,305)
(164)	NorthStar Realty Finance Corp. REIT	10.00	09/13	(164)
(181)	NorthStar Realty Finance Corp. REIT	9.00	09/13	(1,810)
(34)	NorthStar Realty Finance Corp. REIT	9.00	10/13	(850)
(13)	Philip Morris International, Inc.	95.00	09/13	(13)
(15)	Philip Morris International, Inc.	92.50	09/13	(45)

See Notes to Financial Statements.	4

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN AUGUST 31, 2013

Contracts	Security Description	Strike Price	Exp. Date	Value

(13)	Philip Morris International, Inc.	$90.00	09/13	$(78)
(16)	Philip Morris International, Inc.	87.50	09/13	(272)
(18)	Philip Morris International, Inc.	85.00	09/13	(1,224)
(23)	Philip Morris International, Inc.	87.50	10/13	(1,127)
(16)	Potash Corp. of Saskatchewan, Inc.	34.00	09/13	(224)
(131)	Potash Corp. of Saskatchewan, Inc.	33.00	09/13	(2,751)
(39)	Potash Corp. of Saskatchewan, Inc.	32.00	09/13	(1,287)
(34)	Potash Corp. of Saskatchewan, Inc.	35.00	10/13	(850)
(16)	QUALCOMM, Inc.	70.00	09/13	(272)
(83)	QUALCOMM, Inc.	67.50	09/13	(5,312)
(41)	QUALCOMM, Inc.	70.00	10/13	(2,501)
(22)	QUALCOMM, Inc.	67.50	10/13	(3,036)
(22)	Royal Dutch Shell PLC, ADR	70.00	09/13	(22)
(75)	Royal Dutch Shell PLC, ADR	65.00	09/13	(5,625)
(16)	Royal Dutch Shell PLC, ADR	65.00	10/13	(1,920)
(17)	Schlumberger, Ltd.	90.00	09/13	(119)
(31)	Schlumberger, Ltd.	85.00	09/13	(1,333)
(16)	Schlumberger, Ltd.	87.50	10/13	(1,120)
(23)	Schlumberger, Ltd.	85.00	10/13	(2,852)
(15)	The Boeing Co.	115.00	09/13	(75)
(39)	The Boeing Co.	110.00	09/13	(1,170)
(39)	The Boeing Co.	110.00	10/13	(4,329)
(32)	The Chubb Corp.	90.00	09/13	(32)
(49)	The Chubb Corp.	85.00	09/13	(2,156)
(44)	The Home Depot, Inc.	85.00	09/13	(44)
(16)	The Home Depot, Inc.	80.00	09/13	(160)
(16)	The Home Depot, Inc.	77.50	09/13	(592)
(14)	The Home Depot, Inc.	75.00	09/13	(1,554)
(18)	The Home Depot, Inc.	82.50	10/13	(396)
(36)	The Home Depot, Inc.	80.00	10/13	(1,692)
(43)	The Williams Cos., Inc.	38.00	09/13	(516)
(71)	The Williams Cos., Inc.	37.00	09/13	(2,201)
(34)	The Williams Cos., Inc.	36.00	09/13	(2,516)
(26)	The Williams Cos., Inc.	35.00	09/13	(3,536)
(23)	The Williams Cos., Inc.	39.00	10/13	(633)
(23)	The Williams Cos., Inc.	38.00	10/13	(966)
(68)	The Williams Cos., Inc.	37.00	10/13	(4,896)
(157)	Vodafone Group PLC, ADR	31.00	09/13	(26,219)
(34)	Vodafone Group PLC, ADR	30.00	09/13	(8,704)
(44)	Vodafone Group PLC, ADR	34.00	10/13	(2,420)
(54)	Vodafone Group PLC, ADR	33.00	10/13	(5,400)
(114)	Vodafone Group PLC, ADR	32.00	10/13	(15,960)
(22)	Walgreen Co.	55.00	09/13	(22)
(20)	Walgreen Co.	52.50	09/13	(80)
(32)	Walgreen Co.	50.00	09/13	(1,024)
(57)	Walgreen Co.	52.50	10/13	(1,995)
(38)	Walgreen Co.	50.00	10/13	(3,762)
(38)	Wells Fargo & Co.	47.00	09/13	(38)
(60)	Wells Fargo & Co.	46.00	09/13	(120)
(75)	Wells Fargo & Co.	45.00	09/13	(300)
(23)	Wells Fargo & Co.	46.00	10/13	(207)
(34)	Wells Fargo & Co.	45.00	10/13	(544)
Total Call Options Written (Premiums Received $(290,799))	(191,521)

Put Options Written - (0.4)%
(67)	Abbott Laboratories	34.00	09/13	(6,164)
(55)	Abbott Laboratories	33.00	09/13	(2,530)
(90)	Abbott Laboratories	32.00	10/13	(4,950)
(34)	Abbott Laboratories	31.00	10/13	(1,122)
(73)	AbbVie, Inc.	42.50	09/13	(6,205)
(44)	AbbVie, Inc.	40.00	09/13	(660)
(57)	AbbVie, Inc.	40.00	10/13	(2,992)
(17)	ACE, Ltd.	90.00	09/13	(4,590)
(33)	ACE, Ltd.	87.50	09/13	(4,290)
(23)	ACE, Ltd.	85.00	09/13	(1,495)
(16)	ACE, Ltd.	85.00	10/13	(2,440)
(16)	ACE, Ltd.	82.50	10/13	(1,520)
(61)	Archer-Daniels-Midland Co.	36.00	09/13	(7,930)
(34)	Archer-Daniels-Midland Co.	34.00	09/13	(1,496)
(65)	Archer-Daniels-Midland Co.	33.00	09/13	(1,625)
(33)	Archer-Daniels-Midland Co.	32.00	09/13	(429)
(34)	Archer-Daniels-Midland Co.	33.00	10/13	(1,802)
(18)	Archer-Daniels-Midland Co.	32.00	10/13	(648)
(23)	Archer-Daniels-Midland Co.	31.00	10/13	(621)
(26)	Chevron Corp.	120.00	09/13	(4,888)
(29)	Chevron Corp.	115.00	09/13	(1,421)
(16)	Chevron Corp.	115.00	10/13	(1,936)
(11)	Diageo PLC, ADR	125.00	09/13	(3,685)
(16)	Diageo PLC, ADR	120.00	09/13	(1,440)
(13)	Diageo PLC, ADR	115.00	09/13	(260)
(22)	Diageo PLC, ADR	120.00	10/13	(4,620)

See Notes to Financial Statements.	5

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN AUGUST 31, 2013

Contracts	Security Description	Strike Price	Exp. Date	Value

(61)	General Electric Co.	$24.00	09/13	$(6,771)
(166)	General Electric Co.	23.00	09/13	(6,806)
(33)	General Electric Co.	22.00	09/13	(429)
(169)	General Electric Co.	22.00	10/13	(5,746)
(110)	GlaxoSmithKline PLC, ADR	50.00	09/13	(5,500)
(46)	GlaxoSmithKline PLC, ADR	50.00	10/13	(3,496)
(16)	Honeywell International, Inc.	80.00	09/13	(2,288)
(37)	Honeywell International, Inc.	77.50	09/13	(2,627)
(46)	Honeywell International, Inc.	75.00	10/13	(4,646)
(16)	Honeywell International, Inc.	72.50	10/13	(968)
(9)	International Business Machines Corp.	185.00	09/13	(4,365)
(20)	International Business Machines Corp.	180.00	09/13	(3,920)
(11)	International Business Machines Corp.	175.00	10/13	(3,256)
(11)	International Business Machines Corp.	170.00	10/13	(2,035)
(19)	Johnson & Johnson	90.00	09/13	(7,733)
(45)	Johnson & Johnson	87.50	09/13	(8,460)
(23)	Johnson & Johnson	85.00	10/13	(3,542)
(68)	JPMorgan Chase & Co.	52.50	09/13	(16,456)
(54)	JPMorgan Chase & Co.	50.00	09/13	(4,590)
(16)	JPMorgan Chase & Co.	50.00	10/13	(2,688)
(23)	JPMorgan Chase & Co.	45.00	10/13	(897)
(54)	Kinder Morgan, Inc.	37.50	09/13	(2,376)
(65)	Kinder Morgan, Inc.	35.00	09/13	(585)
(46)	Kinder Morgan, Inc.	35.00	10/13	(1,472)
(15)	Lazard, Ltd., Class A	36.00	09/13	(1,912)
(39)	Lazard, Ltd., Class A	34.00	09/13	(1,852)
(33)	Lazard, Ltd., Class A	30.00	09/13	(33)
(50)	Lazard, Ltd., Class A	29.00	09/13	(50)
(17)	Lazard, Ltd., Class A	28.00	09/13	(17)
(27)	Lazard, Ltd., Class A	33.00	10/13	(1,755)
(18)	Lazard, Ltd., Class A	32.00	10/13	(855)
(86)	Medtronic, Inc.	52.50	09/13	(11,610)
(34)	Medtronic, Inc.	50.00	10/13	(3,026)
(34)	Newmont Mining Corp.	29.00	09/13	(1,496)
(34)	Newmont Mining Corp.	27.00	09/13	(680)
(31)	Newmont Mining Corp.	26.00	09/13	(372)
(46)	Newmont Mining Corp.	26.00	10/13	(1,748)
(45)	NorthStar Realty Finance Corp. REIT	9.00	09/13	(1,575)
(34)	NorthStar Realty Finance Corp. REIT	9.00	10/13	(1,700)
(46)	NorthStar Realty Finance Corp. REIT	8.00	10/13	(460)
(37)	Philip Morris International, Inc.	85.00	09/13	(8,066)
(15)	Philip Morris International, Inc.	82.50	09/13	(1,560)
(23)	Philip Morris International, Inc.	80.00	10/13	(3,036)
(22)	Potash Corp. of Saskatchewan, Inc.	35.00	09/13	(11,792)
(22)	Potash Corp. of Saskatchewan, Inc.	34.00	09/13	(9,548)
(22)	Potash Corp. of Saskatchewan, Inc.	33.00	09/13	(7,370)
(34)	Potash Corp. of Saskatchewan, Inc.	25.00	10/13	(850)
(23)	QUALCOMM, Inc.	65.00	09/13	(1,564)
(18)	QUALCOMM, Inc.	62.50	09/13	(432)
(37)	QUALCOMM, Inc.	55.00	09/13	(111)
(36)	QUALCOMM, Inc.	62.50	10/13	(2,664)
(39)	QUALCOMM, Inc.	60.00	10/13	(1,560)
(32)	Royal Dutch Shell PLC, ADR	65.00	09/13	(4,000)
(18)	Royal Dutch Shell PLC, ADR	62.50	09/13	(630)
(23)	Royal Dutch Shell PLC, ADR	60.00	10/13	(690)
(16)	Schlumberger, Ltd.	80.00	09/13	(2,320)
(31)	Schlumberger, Ltd.	77.50	09/13	(2,108)
(31)	Schlumberger, Ltd.	75.00	09/13	(930)
(16)	Schlumberger, Ltd.	75.00	10/13	(1,616)
(23)	Schlumberger, Ltd.	72.50	10/13	(1,403)
(16)	The Boeing Co.	97.50	09/13	(864)
(17)	The Boeing Co.	95.00	09/13	(527)
(15)	The Boeing Co.	92.50	09/13	(255)
(12)	The Boeing Co.	85.00	09/13	(66)
(23)	The Boeing Co.	95.00	10/13	(2,185)
(33)	The Chubb Corp.	85.00	09/13	(8,778)
(17)	The Chubb Corp.	80.00	09/13	(782)
(39)	The Chubb Corp.	80.00	10/13	(4,095)
(33)	The Home Depot, Inc.	75.00	09/13	(6,600)
(62)	The Home Depot, Inc.	72.50	09/13	(5,518)
(31)	The Home Depot, Inc.	70.00	10/13	(3,100)
(14)	The Home Depot, Inc.	67.50	10/13	(798)
(102)	The Williams Cos., Inc.	33.00	09/13	(1,020)
(65)	The Williams Cos., Inc.	31.00	09/13	(260)
(23)	The Williams Cos., Inc.	33.00	10/13	(794)

See Notes to Financial Statements.	6

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN AUGUST 31, 2013

Contracts	Security Description	Strike Price	Exp. Date	Value

(23)	The Williams Cos., Inc.	$32.00	10/13	$(518)
(68)	The Williams Cos., Inc.	31.00	10/13	(1,020)
(90)	Vodafone Group PLC, ADR	29.00	09/13	(1,530)
(112)	Vodafone Group PLC, ADR	28.00	09/13	(1,120)
(43)	Vodafone Group PLC, ADR	27.00	09/13	(129)
(45)	Vodafone Group PLC, ADR	30.00	10/13	(2,475)
(23)	Vodafone Group PLC, ADR	29.00	10/13	(805)
(137)	Vodafone Group PLC, ADR	27.00	10/13	(2,192)
(22)	Walgreen Co.	48.00	09/13	(2,134)
(62)	Walgreen Co.	46.00	09/13	(2,046)
(23)	Walgreen Co.	45.00	10/13	(1,955)
(57)	Walgreen Co.	44.00	10/13	(3,249)
(23)	Walgreen Co.	42.00	10/13	(702)
(22)	Wells Fargo & Co.	42.00	09/13	(2,948)
(78)	Wells Fargo & Co.	41.00	09/13	(6,240)
(50)	Wells Fargo & Co.	40.00	10/13	(4,100)
(27)	Wells Fargo & Co.	39.00	10/13	(1,593)
(23)	Wells Fargo & Co.	38.00	10/13	(943)
Total Put Options Written (Premiums Received $(230,932))	(336,143)
Total Written Options - (0.7)% (Premiums Received $(521,731))	$(527,664)

See Notes to Financial Statements.	7

DIVIDEND PLUS+ INCOME FUND NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN AUGUST 31, 2013

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Subject to call option written by the Fund.
(b)	Subject to put option written by the Fund.
(c)	Variable rate security. Rate presented is as of August 31, 2013.

*	Cost for federal income tax purposes is $67,444,389 and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$549,890
Gross Unrealized Depreciation	(1,881,144)
Net Unrealized Depreciation	$(1,331,254)

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of August 31, 2013.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Communications	$1,530,155	$-	$-	$1,530,155
Consumer Discretionary	1,311,024	-	-	1,311,024
Consumer Staples	4,380,479	-	-	4,380,479
Energy	5,829,412	-	-	5,829,412
Financials	7,108,952	-	-	7,108,952
Health Care	5,894,863	-	-	5,894,863
Industrials	3,411,865	-	-	3,411,865
Information Technology	2,228,665	-	-	2,228,665
Materials	1,344,666	-	-	1,344,666
Money Market Fund	-	33,600,718	-	33,600,718
Total Investments At Value	33,040,081	33,600,718	-	66,640,799
Total Assets	$33,040,081	$33,600,718	$-	$66,640,799

Total Liabilities
Other Financial Instruments**
Written Options	(474,585)	(53,079)	-	(527,664)
Total Liabilities	$(474,585)	$53,079)	$-	$(527,664)

**	Other Financial Instruments are derivative instruments not included on the Schedule of Investments, such as written options which are reported at their market value at year end.

There were no transfers between Level 1, Level 2 and Level 3 for the year ended August 31, 2013.

AFA
PORTFOLIO HOLDINGS
% of Net Assets

Common Stock	45.4%
Money Market Fund***	46.1%
Written Options	(0.7)%
Other Assets and Liabilities, Net	9.2%
100.0%
AFA
***	Used to meet the collateral requirements of a tri-party agreement between the prime broker, custodian and the Fund.

SECTOR BREAKDOWN
% of Common Stock

Communications	4.6%
Consumer Discretionary	4.0%
Consumer Staples	13.3%
Energy	17.6%
Financials	21.5%
Health Care	17.8%
Industrials	10.3%
Information Technology	6.8%
Materials	4.1%
100.0%

See Notes to Financial Statements.	8

DIVIDEND PLUS+ INCOME FUND STATEMENT OF ASSETS AND LIABILITIES AUGUST 31, 2013

ASSETS
Total investments, at value (Cost $67,299,515)	$66,640,799
Deposits with brokers	6,733,234
Receivables:
Fund shares sold	29,426
Dividends	115,259
Prepaid expenses	21,451
Total Assets	73,540,169

LIABILITIES
Payables:
Call options written, at value (Premiums received $290,799)	191,521
Put options written, at value (Premiums received $230,932)	336,143
Investment securities purchased	39,218
Fund shares redeemed	75,554
Accrued Liabilities:
Investment adviser fees	36,184
Fund services fees	15,960
Other expenses	33,608
Total Liabilities	728,188

NET ASSETS	$72,811,981

COMPONENTS OF NET ASSETS
Paid-in capital	$70,163,188
Undistributed net investment income	55,153
Accumulated net realized gain	3,258,289
Net unrealized depreciation	(664,649)
NET ASSETS	$72,811,981

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Class	6,576,161
Investor Class	83,311

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Class (based on net assets of $71,895,808)	$10.93
Investor Class (based on net assets of $916,173)	$11.00

See Notes to Financial Statements.	9

DIVIDEND PLUS+ INCOME FUND STATEMENT OF OPERATIONS YEAR ENDED AUGUST 31, 2013

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $12,650)	$1,034,289
Interest income	66
Total Investment Income	1,034,355

EXPENSES
Investment adviser fees	514,611
Fund services fees	184,003
Transfer agent fees:
Institutional Class	4,329
Investor Class	2,853
Distribution fees:
Investor Class	6,968
Custodian fees	11,416
Registration fees:
Institutional Class	16,387
Investor Class	14,403
Professional fees	44,425
Trustees' fees and expenses	2,468
Miscellaneous expenses	57,934
Total Expenses	859,797
Fees waived and expenses reimbursed	(173,539)
Net Expenses	686,258

NET INVESTMENT INCOME	348,097

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Investments	2,082,114
Written options	2,288,384
Net realized gain	4,370,498
Net change in unrealized appreciation (depreciation) on:
Investments	(1,333,438)
Written options	(102,952)
Net change in unrealized appreciation (depreciation)	(1,436,390)
NET REALIZED AND UNREALIZED GAIN	2,934,108
INCREASE IN NET ASSETS FROM OPERATIONS	$3,282,205

See Notes to Financial Statements.	10

DIVIDEND PLUS+ INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended August 31,
2013	2012
OPERATIONS
Net investment income	$348,097	$243,488
Net realized gain	4,370,498	2,032,883
Net change in unrealized appreciation (depreciation)	(1,436,390)	1,394,277
Increase in Net Assets Resulting from Operations	3,282,205	3,670,648

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Institutional Class	(301,884)	(223,976)
Investor Class	-	(8,143)
Net realized gain:
Institutional Class	(2,435,821)	(998,570)
Investor Class	(214,545)	(201,384)
Total Distributions to Shareholders	(2,952,250)	(1,432,073)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Class	39,939,779	24,154,071
Investor Class	435,301	1,353,287
Reinvestment of distributions:
Institutional Class	2,724,708	1,222,249
Investor Class	213,669	207,167
Redemption of shares:
2	Institutional Class	(17,533,840)	(6,856,193)
1	Investor Class	(5,719,128)	(961,286)
Increase in Net Assets from Capital Share Transactions	20,060,489	19,119,295
Increase in Net Assets	20,390,444	21,357,870

NET ASSETS
Beginning of Year	52,421,537	31,063,667
End of Year (Including line (a))	$72,811,981	$52,421,537

SHARE TRANSACTIONS
Sale of shares:
Institutional Class	3,676,103	2,276,207
Investor Class	39,934	128,308
Reinvestment of distributions:
Institutional Class	258,116	119,339
Investor Class	20,195	20,252
Redemption of shares:
Institutional Class	(1,627,404)	(653,521)
Investor Class	(533,668)	(91,721)
Increase in Shares	1,833,276	1,798,864

(a)	Undistributed net investment income.	$55,153	$27,665

See Notes to Financial Statements.	11

DIVIDEND PLUS+ INCOME FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Year Ended August 31,		September 23, 2010 (a) through
	2013	2012	August 31, 2011
INSTITUTIONAL CLASS
NET ASSET VALUE, Beginning of Period	$10.86	$10.26	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.06	0.07	0.06
Net realized and unrealized gain	0.44	1.00	0.28
Total from Investment Operations	0.50	1.07	0.34

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.05)	(0.08)	(0.08)
Net realized gain	(0.38)	(0.39)	—	(c)
Total Distributions to Shareholders	(0.43)	(0.47)	(0.08)
NET ASSET VALUE, End of Period	$10.93	$10.86	$10.26
TOTAL RETURN	4.81%	10.71%	3.42	%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$71,896	$46,352	$25,929
Ratios to Average Net Assets:
Net investment income	0.52%	0.66%	0.61	%(e)
Net expense	0.99%	0.99%	0.99	%(e)
Gross expense (f)	1.21%	1.53%	2.45	%(e)
PORTFOLIO TURNOVER RATE	192%	102%	105	%(d)

(a)		Commencement of operations.
(b)		Calculated based on average shares outstanding during each period.
(c)		Less than $0.01 per share.
(d)		Not annualized.
(e)		Annualized.
(f)		Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	12

DIVIDEND PLUS+ INCOME FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Year Ended August 31,		December 2, 2010 (a) through
	2013	2012	August 31, 2011
INVESTOR CLASS
NET ASSET VALUE, Beginning of Period	$10.90	$10.27	$10.19
INVESTMENT OPERATIONS
Net investment income (b)	0.03	0.04	0.03
Net realized and unrealized gain	0.45	1.00	0.10
Total from Investment Operations	0.48	1.04	0.13

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—	(0.02)	(0.05)
Net realized gain	(0.38)	(0.39)	—	(c)
Total Distributions to Shareholders	(0.38)	(0.41)	(0.05)
NET ASSET VALUE, End of Period	$11.00	$10.90	$10.27
TOTAL RETURN	4.58%	10.35%	1.31	%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$916	$6,070	$5,135
Ratios to Average Net Assets:
Net investment income	0.28%	0.43%	0.38	%(e)
Net expense	1.24%	1.24%	1.24	%(e)
Gross expense (f)	2.21%	2.12%	3.12	%(e)
PORTFOLIO TURNOVER RATE	192%	102%	105	%(d)

(a)		Commencement of operations.
(b)		Calculated based on average shares outstanding during each period.
(c)		Less than $0.01 per share.
(d)		Not annualized.
(e)		Annualized.
(f)		Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	13

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2013

Note 1. Organization

The Dividend Plus+ Income Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Class and Investor Class. Institutional Class and Investor Class commenced operations on September 23, 2010, and December 2, 2010, respectively. The Fund’s investment objective is income and long-term capital appreciation.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale at the mean of the last bid and ask prices provided by independent pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost. Exchange-traded options for which there were no sales reported that day are generally valued at the mean of the last bid and ask prices. Options not traded on an exchange are generally valued at broker-dealer bid quotations.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of August 31, 2013, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising

14

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2013

reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.

The values of each individual written option outstanding as of August 31, 2013, if any, are disclosed in the Fund’s Schedule of Call and Put Options Written. The volume of open positions may vary on a daily basis as the Fund transacts written options in order to achieve the exposure desired by the adviser. The Fund entered into written options with a total value of $(5,282,914) during the year ended August 31, 2013.

Transactions in written options during the year ended August 31, 2013, were as follows:

	Calls		Puts
	Number of		Number of
	Contracts	Premiums	Contracts	Premiums
Options Outstanding, August 31, 2012	(3,862)	$(259,115)	(3,858)	$(206,137)
Options written	(44,060)	(2,921,757)	(42,467)	(2,361,157)
Options terminated in closing transactions	13,457	940,448	4,315	252,595
Options exercised	9,190	701,659	5,233	370,186
Options expired	20,290	1,247,966	32,150	1,713,581
Options Outstanding, August 31, 2013	(4,985)	$(290,799)	(4,627)	$(230,932)

Derivatives Transactions - The Fund’s use of derivatives during the year ended August 31, 2013, was limited to written options. The Fund uses derivative instruments as part of its principal investment strategy to achieve its investment objective. Following is a summary of how the derivatives are treated in the financial statements and their impact on the Fund.

The location on the Statement of Assets and Liabilities of the Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments, is as follows:

Contract Type/ Primary Risk Exposure	Location on Statement of Assets and Liabilities	Liability Derivatives
Equity Contracts	Call options written, at value	$(191,521)
	Put options written, at value	(336,143)

Realized and unrealized gains and losses on derivatives contracts during the year ended August 31, 2013, by the Fund are recorded in the following locations on the Statement of Operations:

Contract Type/Primary Risk Exposure	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Contracts	Net realized gain (loss) – Written options and Change in unrealized appreciation (depreciation) – Written options	$2,288,384	$(102,952)

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least quarterly. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing

15

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2013

characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of August 31, 2013, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner. The Fund’s class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, the risk of loss from such claims is considered remote.

Note 3. Fees and Expenses

Investment Adviser – MAI Wealth Advisors, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Class shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Class.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $45,000 for service to the Trust ($66,000 for the Chairman).  The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expense Reimbursements and Fees Waived

The Adviser has contractually agreed to waive its fees and/or reimburse expenses through January 1, 2014, to the extent necessary to maintain the total operating expenses (excluding other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation) at 0.99% and 1.24%, of the Institutional Class and Investor Class, respectively. Other Fund service providers have voluntarily agreed to waive a portion of their fees. The contractual waivers may be changed or eliminated at any time with consent of the Board and voluntary fee waivers and expense reimbursements may be reduced or eliminated at any time. During the year ended August 31, 2013, fees waived and reimbursed were as follows:

Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
$134,003	$19,536	$20,000	$173,539

16

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2013

The Fund may pay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if (1) such payment is made within three years of the fees waived or expense reimbursement, (2) such payment is approved by the Board and (3) the resulting expenses do not exceed 0.99% and 1.24%, of the Institutional Class and Investor Class, respectively. As of August 31, 2013, the amount of waived fees and reimbursed expenses subject to recapture by the Adviser are as follows:

	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
August 31, 2011	$231,343	August 31, 2014	$-
August 31, 2012	144,849	August 31, 2015	-
August 31, 2013	153,539	August 31, 2016	-

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended August 31, 2013, were $69,696,097 and $61,467,947, respectively.

Note 6. Federal Income Tax and Investment Transactions

Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:

2013	2012
Ordinary Income	$2,643,188	$1,432,073
Long-Term Capital Gain	309,062	-
	$2,952,250	$1,432,073

As of August 31, 2013, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$3,876,097
Undistributed Long-Term Gain	103,950
Unrealized Depreciation	(1,331,254)
Total	$2,648,793

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to partnerships, wash sales, constructive sales and straddles.

On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended August 31, 2013. The following reclassification was the result of partnerships and has no impact on the net assets of the Fund.

Undistributed Net Investment Income (Loss)	$(18,725)
Accumulated Net Realized Gain (Loss)	18,725

Note 7. Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management has evaluated these amendments and has determined that they did not have a significant impact on the reporting of the financial statement disclosures.

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.
17

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Forum Funds and the Shareholders of Dividend Plus+ Income Fund

We have audited the accompanying statement of assets and liabilities of the Dividend Plus+ Income Fund, a series of shares of beneficial interest in the Forum Funds, including the schedule of investments, as of August 31, 2013, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the years in the two year period then ended and the financial highlights for each of the two years in the period then ended and for the period September 23, 2010 (commencement of operations) through August 31, 2011 for Institutional Class Shares and for the period December 2, 2010 (commencement of operations) through August 31, 2011 for Investor Class Shares. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2013 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dividend Plus+ Income Fund as of August 31, 2013, and the results of its operations for the year then ended, and the changes in net assets for each of the years in the two year period then ended and the financial highlights for each of the years or periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
October 24, 2013

18

DIVIDEND PLUS+ INCOME FUND ADDITIONAL INFORMATION (Unaudited) AUGUST 31, 2013

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (877) 414-7884 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (877) 414-7884 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2013, through August 31, 2013.

Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	March 1, 2013	August 31, 2013	Period*	Ratio*
Institutional Class
Actual	$1,000.00	$1,016.95	$5.03	0.99%
Hypothetical (5% return before taxes)	$1,000.00	$1,020.21	$5.04	0.99%
Investor Class
Actual	$1,000.00	$1,016.63	$6.30	1.24%
Hypothetical (5% return before taxes)	$1,000.00	$1,018.95	$6.31	1.24%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

19

DIVIDEND PLUS+ INCOME FUND ADDITIONAL INFORMATION (Unaudited) AUGUST 31, 2013

Federal Tax Status of Dividends Declared during the Tax Year

For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates 16.99% of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 22.87% for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code. The Fund also designates 88.58% as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD).

Trustees and Officers of the Trust

The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. Mr. Keffer is considered an Interested Trustee due to his affiliation with Atlantic. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (877) 414-7884.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
J. Michael Parish Born: 1943	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 1989 (Chairman since 2004)	Retired since 2003.	24	0
Costas Azariadis Born: 1943	Trustee	Since 1989	Professor of Economics, Washington University since 2006.	24	0
James C. Cheng Born: 1942	Trustee; Chairman, Audit Committee	Since 1989	President, Technology Marketing Associates (marketing company for small- and medium-sized businesses in New England) since 1991.	24	0
David Tucker Born: 1958	Trustee	Since 2011	Director, Blue Sky Experience since 2008; Senior Vice President & General Counsel, American Century Companies 1998-2008.	25	Trustee, Forum Funds II and Forum ETF Trust
Interested Trustee
John Y. Keffer1 Born: 1942	Trustee; Vice Chairman	Since 1989	Chairman, Atlantic since 2008; President, Forum Foundation (a charitable organization) since 2005; President, Forum Trust, LLC (a non-depository trust company chartered in the State of Maine) since 1997.	25	Director, Wintergreen Fund, Inc.; Trustee, Forum Funds II and Forum ETF Trust
1Atlantic is a subsidiary of Forum Holdings Corp. I, a Delaware corporation that is wholly owned by Mr. Keffer.

20

DIVIDEND PLUS+ INCOME FUND ADDITIONAL INFORMATION (Unaudited) AUGUST 31, 2013

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Officers
Stacey E. Hong Born: 1966	President; Principal Executive Officer	Since 2008	President, Atlantic since 2008.	N/A	N/A
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2008	Senior Vice President, Atlantic since 2008.	N/A	N/A
David Faherty Born: 1970	Vice President	Since 2009	Senior Counsel, Atlantic since 2009; Vice President, Citi Fund Services Ohio, Inc. 2007-2009.	N/A	N/A
Michael J. McKeen Born: 1971	Vice President	Since 2009	Senior Vice President, Atlantic since 2008.	N/A	N/A
Timothy Bowden Born: 1969	Vice President	Since 2009	Manager, Atlantic since 2008.	N/A	N/A
Geoffrey Ney Born: 1975	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.	N/A	N/A
Todd Proulx Born: 1978	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.	N/A	N/A
Lina Bhatnagar Born: 1971	Secretary	Since 2008	Senior Administration Specialist, Atlantic since 2008.	N/A	N/A

21

Dividend Plus+ Income Fund

INVESTMENT ADVISER

MAI Wealth Advisors, LLC
1360 E. Ninth Street, Suite 1100
Cleveland, OH 44114

TRANSFER AGENT

Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management and other information.

244-ANR-0813

ITEM 2. CODE OF ETHICS.

(a)
As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)	There have been no amendments to the Registrant's Code of Ethics during the period covered by this report.

(d)	There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)	Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 12(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that no member of the Audit Committee is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $14,000 in 2012 and $14,500 in 2013.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2012 and $0 in 2013.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,000 in 2012 and $3,000 in 2013. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2012 and $0 in 2013.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2012 and $0 in 2013. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.
(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Forum Funds

By	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date	October 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date	October 17, 2013

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	October 17, 2013